Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Feb. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 86,977	$ 99,896		$ 33,333	$ 62,892
Restricted cash	1,916	1,614		2,642	1,140
Restricted cash, long term	107,841	113,938		12,384	14,014
Total cash and cash equivalents and restricted cash				48,359	$ 78,046	$ 101,414
Total cash and cash equivalents and restricted cash	$ 196,734	$ 215,448	$ 262,395	$ 588,628